FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
Assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2017 are summarized below:

	Fair value measurements at December 31, 2016 using:
		Significant
	Quoted prices in	other	Significant	Total fair value
	active markets	observable	unobservable	at
	for identical assets	inputs	inputs	December 31,
In millions of $	(Level 1)	(Level 2)	(Level 3)	2016

Cash and cash equivalents
- Time deposits	-	390.0	-	390.0
- Restricted cash	116.8	-	-	116.8

Foreign currency and interest rate swap derivatives
- Financial assets	-	0.4	-	0.4
- Financial liabilities	-	1.0	-	1.0

	Fair value measurements at December 31, 2017 using:
		Significant
	Quoted prices in	other	Significant	Total fair value
	active markets	observable	unobservable	at
	for identical assets	inputs	inputs	December 31,
In millions of $	(Level 1)	(Level 2)	(Level 3)	2017

Cash and cash equivalents
- Time deposits	-	183.4	-	183.4
- Restricted cash	139.7	-	-	139.7

Foreign currency and interest rate swap derivatives
- Financial assets	-	0.5	-	0.5
- Financial liabilities	-	0.4	-	0.4